Offerings	Mar. 09, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	7,501,585
Proposed Maximum Offering Price per Unit | $ / shares	14.44
Maximum Aggregate Offering Price	$ 108,322,887.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,959.39
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933 (the “Securities Act”), as amended, the shares of common stock being registered hereunder include such indeterminate number of common stock as may be issuable with respect to the common stock being registered hereunder, as a result of stock splits, stock dividends or other similar transactions. This registration statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities issued hereunder.

(2)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the registrant’s common stock as reported on the New York Stock Exchange on March 3, 2026, which was $14.44.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Offering Note

(3)
There is being registered hereunder such indeterminate number or amount of common stock, preferred stock, warrants and units as may from time to time be issued by the registrant at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to the exercise of any warrants previously issued by the registrant and under any applicable antidilution provisions.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Offering Note

(3)
There is being registered hereunder such indeterminate number or amount of common stock, preferred stock, warrants and units as may from time to time be issued by the registrant at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to the exercise of any warrants previously issued by the registrant and under any applicable antidilution provisions.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note

(3)
There is being registered hereunder such indeterminate number or amount of common stock, preferred stock, warrants and units as may from time to time be issued by the registrant at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to the exercise of any warrants previously issued by the registrant and under any applicable antidilution provisions.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note

(3)
There is being registered hereunder such indeterminate number or amount of common stock, preferred stock, warrants and units as may from time to time be issued by the registrant at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to the exercise of any warrants previously issued by the registrant and under any applicable antidilution provisions.